Initial Public Offering And Related Transactions	9 Months Ended
Sep. 30, 2011
Initial Public Offering And Related Transactions [Abstract]
Initial Public Offering And Related Transactions

2. Initial Public Offering and Related Transactions

Initial Public Offering

In December 2010, Sunoco formed SunCoke Energy as a wholly-owned subsidiary. Sunoco contributed $1,000 to SunCoke Energy in exchange for 1,000 shares of SunCoke Energy common stock. On the Separation Date, Sunoco contributed the subsidiaries, assets and liabilities that were primarily related to its cokemaking and coal mining operations to SunCoke Energy in exchange for 69,999,000 shares of SunCoke Energy common stock. As of the Separation Date, Sunoco owned 100% of the outstanding common stock of SunCoke Energy. On July 26, 2011, SunCoke Energy completed the IPO of 13,340,000 shares of its common stock.

Immediately following the IPO, Sunoco owned 56,660,000 shares of SunCoke Energy common stock, or 80.9% of the outstanding common stock. Sunoco plans to distribute all of the shares of SunCoke Energy common stock it owns by means of a spin-off, which is a pro rata distribution by Sunoco of the shares of SunCoke Energy common stock it owns to holders of Sunoco's common stock. Sunoco expects that the spin-off will occur no later than one year after the IPO. Sunoco's agreement to complete the distribution is contingent on the satisfaction or waiver of a variety of conditions. In addition, Sunoco has the right to terminate its obligations to complete the distribution if, at any time, Sunoco's Board of Directors determines, in its sole discretion, that the distribution is not in the best interests of Sunoco or its shareholders. As a result, the distribution may not occur by the contemplated time or at all.

Arrangements Between Sunoco and SunCoke Energy, Inc.

In connection with the IPO, SunCoke Energy and Sunoco entered into certain agreements that effected the separation of SunCoke Energy's business from Sunoco (the "Separation"), provided a framework for its relationship with Sunoco after the separation and provided for the allocation between SunCoke Energy and Sunoco of Sunoco's assets, employees, liabilities and obligations attributable to periods prior to, at and after SunCoke Energy's separation from Sunoco.

Separation and Distribution Agreement. On the Separation Date, SunCoke Energy and Sunoco entered into the separation and distribution agreement, which set forth the agreements between SunCoke Energy and Sunoco regarding the principal corporate transactions required to effect SunCoke Energy's separation from Sunoco, the IPO and the distribution, if any, of SunCoke Energy's shares to Sunoco's shareholders (the "Distribution"), and other agreements governing the relationship between Sunoco and SunCoke Energy.

The separation and distribution agreement identified assets to be transferred, liabilities to be assumed and contracts to be assigned to each of SunCoke Energy and Sunoco as part of the separation of Sunoco into two companies. Except as expressly provided, all assets were transferred on an "as is," "where is" basis. In general, each party to the separation and distribution agreement assumed liability for all pending, threatened and unasserted legal matters related to its own business or its assumed or retained liabilities and will indemnify the other party for any liability to the extent arising out of or resulting from such assumed or retained legal matters. In addition, the separation and distribution agreement provides for cross-indemnities principally designed to place financial responsibility for the obligations and liabilities of SunCoke Energy's business with SunCoke Energy and financial responsibility for the obligations and liabilities of Sunoco's business with Sunoco.

The separation and distribution agreement allocates responsibility with respect to certain employee related matters, particularly with respect to Sunoco employee benefit plans in which any SunCoke Energy employees participate or SunCoke Energy employee benefit plans which hold assets in joint trusts with Sunoco. In addition, the separation and distribution agreement provides for certain adjustments with respect to Sunoco equity compensation awards that will occur if Sunoco completes the distribution.

Tax Sharing Agreement. On the Separation Date, SunCoke Energy and Sunoco entered into a tax sharing agreement that governs the parties' respective rights, responsibilities and obligations with respect to tax liabilities and benefits, tax attributes, the preparation and filing of tax returns, the control of audits and other tax proceedings and other matters regarding taxes. For a detailed discussion of the tax sharing agreement, see Note 6.

Transition Services Agreement. On the Separation Date, SunCoke Energy and Sunoco entered into a transition services agreement in connection with the separation. Pursuant to the transition services agreement, Sunoco provides certain support services to SunCoke Energy, including, among others, information technology, treasury, risk management and insurance, tax, internal audit and various other corporate services, in each case consistent with the services provided by Sunoco to SunCoke Energy before the separation. The charges for the transition services generally are intended to allow Sunoco to fully recover the costs directly associated with providing the services, plus all out-of-pocket costs and expenses, generally without profit. The services provided under the transition services agreement will terminate at various times specified in the agreement (generally terminating upon completion of the Distribution). SunCoke Energy may terminate certain specified services by giving prior written notice to Sunoco of such services and paying any applicable termination charge.

Guaranty, Keep Well, and Indemnification Agreement. On the Separation Date, SunCoke Energy and Sunoco entered into a guaranty, keep well, and indemnification agreement. Under this agreement, SunCoke Energy: (1) guarantees the performance of certain obligations of its subsidiaries, prior to the date that Sunoco or its affiliates may become obligated to pay or perform such obligations, including the repayment of a loan from Indiana Harbor Coke Company L.P.; (2) indemnifies, defends, and holds Sunoco and its affiliates harmless against all liabilities relating to these obligations; and (3) restricts the assets, debts, liabilities and business activities of one of its wholly owned subsidiaries, so long as certain obligations of such subsidiary remain unpaid or unperformed. In addition, SunCoke Energy releases Sunoco from its guaranty of payment of a promissory note owed by one of its subsidiaries to another of its subsidiaries.

Registration Rights Agreement. On July 26, 2011, SunCoke Energy and Sunoco entered into a registration rights agreement pursuant to which SunCoke Energy agreed that, upon the request of Sunoco, SunCoke Energy will use its reasonable best efforts to effect the registration under applicable federal and state securities laws of any shares of SunCoke Energy common stock retained by Sunoco following the IPO. Such registration rights could be used to effect any sale of SunCoke Energy common stock by Sunoco requiring registration under the Securities Act of 1933, as amended (the "Securities Act").

The registration rights under the registration rights agreement will remain in effect with respect to any shares covered by the registration rights agreement until such shares have been sold pursuant to an effective registration statement under the Securities Act, such shares have been sold to the public pursuant to Rule 144 under the Securities Act and the shares are no longer restricted under the Securities Act or such shares have been sold in a transaction in which the transferee is not entitled to the benefits of the registration rights agreement.